Aptus International Enhanced Yield ETF
Schedule of Investments
January 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 97.8%	Shares	Value
International Equity - 97.8%
Vanguard Total International Stock ETF (a)(b)	5,182,130	$412,808,476
TOTAL EXCHANGE TRADED FUNDS (Cost $391,544,298)		412,808,476

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (c)	2,268,261	2,268,261
TOTAL MONEY MARKET FUNDS (Cost $2,268,261)		2,268,261

U.S. TREASURY BILLS - 0.2%	Par	Value
3.77%, 03/19/2026 (d)	$500,000	497,731
TOTAL U.S. TREASURY BILLS (Cost $497,622)		497,731

TOTAL INVESTMENTS - 98.5% (Cost $394,310,181)		415,574,468
Other Assets in Excess of Liabilities - 1.5%		6,342,332
TOTAL NET ASSETS - 100.0%		$421,916,800

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of January 31, 2026 was $175,252,000.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(d)	The rate shown is the annualized yield as of January 31, 2026.

Aptus International Enhanced Yield ETF
Schedule of Total Return Swap Contracts
January 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
RCXTGVHT (a)	Goldman Sachs	Receive	EFFR	Termination	01/05/2027		$371,391,416	$6,407,466
RCXTGVHT (a)	Goldman Sachs	Receive	EFFR	Termination	06/16/2027		46,211,201	62,006
Net Unrealized Appreciation (Depreciation)						0	0	$6,469,472

There are no upfront payments or receipts associated with total return swaps in the Fund as of January 31, 2026.
EFFR - Effective Federal Funds Rate was 3.64% as of January 31, 2026.

(a) The Diversified Global Equity Volatility Harvesting Series (“RCXTGVHT” or “Index”) is a rules-based strategy that follows a systematic trading strategy that will add or subtract risk based on proprietary signals. The index is generally made up of options on Japan, London & U.S. market indices such as the Nikkei 225, FTSE 100, Nasdaq-100, and S&P 500 as well as futures on the Cboe Volatility Index (“VIX”). As of January 31, 2026, the components of the Index are provided below.

The underlying components of the index as of January 31, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
VIX February 2026	02/18/2026	50,220	$956,426	0.23%
VIX March 2026	03/18/2026	6,107	121,510	0.03%
Total Futures Contracts			1,077,936	0.26%
Option Contracts:
Nasdaq-100 Weekly Index P24450	02/02/2026	(52.02)	(138)	0.00%
Nasdaq-100 Weekly Index P24550	02/02/2026	(128.05)	(445)	0.00%
Nasdaq-100 Weekly Index P24850	02/02/2026	(64.77)	(663)	0.00%
Nasdaq-100 Weekly Index P24950	02/02/2026	(343.20)	(5,252)	0.00%
S&P 500 Weekly Index P6690	02/02/2026	(360.86)	(155)	0.00%
S&P 500 Weekly Index P6740	02/02/2026	(894.56)	(697)	0.00%
S&P 500 Weekly Index P6755	02/02/2026	(1,045.15)	(1,034)	0.00%
S&P 500 Weekly Index P6810	02/02/2026	(1,791.75)	(5,050)	0.00%
Nasdaq-100 Weekly Index P24300	02/03/2026	(85.37)	(517)	0.00%
Nasdaq-100 Weekly Index P24600	02/03/2026	(128.79)	(1,732)	0.00%
Nasdaq-100 Weekly Index P24700	02/03/2026	(51.82)	(927)	0.00%
Nasdaq-100 Weekly Index P24800	02/03/2026	(64.22)	(1,534)	0.00%
S&P 500 Weekly Index P6695	02/03/2026	(596.37)	(898)	0.00%
S&P 500 Weekly Index P6720	02/03/2026	(447.16)	(904)	0.00%
S&P 500 Weekly Index P6725	02/03/2026	(359.15)	(766)	0.00%
S&P 500 Weekly Index P6750	02/03/2026	(895.87)	(2,638)	0.00%
Nasdaq-100 Weekly Index P24250	02/04/2026	(64.03)	(711)	0.00%
Nasdaq-100 Weekly Index P24450	02/04/2026	(85.86)	(1,536)	0.00%
Nasdaq-100 Weekly Index P24650	02/04/2026	(51.37)	(1,497)	0.00%
S&P 500 Weekly Index P6670	02/04/2026	(447.28)	(985)	0.00%
S&P 500 Weekly Index P6695	02/04/2026	(357.73)	(1,020)	0.00%
S&P 500 Weekly Index P6715	02/04/2026	(597.25)	(2,115)	0.00%
Nasdaq-100 Weekly Index P24150	02/05/2026	(51.22)	(860)	0.00%
Nasdaq-100 Weekly Index P24300	02/05/2026	(64.39)	(1,474)	0.00%
S&P 500 Weekly Index P6640	02/05/2026	(357.82)	(1,094)	0.00%
S&P 500 Weekly Index P6680	02/05/2026	(447.94)	(1,971)	0.00%
Nasdaq-100 Weekly Index P24100	02/06/2026	(51.52)	(1,362)	0.00%
S&P 500 Weekly Index P6645	02/06/2026	(358.35)	(1,942)	0.00%
EURO STOXX 50 Weekly Index P5500	02/06/2026	(1,957.74)	(8,385)	0.00%
EURO STOXX 50 Weekly Index P5550	02/06/2026	(388.00)	(2,077)	0.00%
EURO STOXX 50 Weekly Index P5600	02/06/2026	(1,556.26)	(10,553)	0.00%
EURO STOXX 50 Weekly Index P5625	02/06/2026	(1,334.22)	(10,317)	0.00%
EURO STOXX 50 Weekly Index P5675	02/06/2026	(1,266.17)	(12,954)	0.00%
EURO STOXX 50 Weekly Index P5700	02/06/2026	(279.68)	(3,327)	0.00%
EURO STOXX 50 Weekly Index P5725	02/06/2026	(666.04)	(9,350)	0.00%
EURO STOXX 50 Weekly Index P5750	02/06/2026	(55.43)	(917)	0.00%
EURO STOXX 50 Weekly Index P5775	02/06/2026	(552.41)	(10,778)	0.00%
EURO STOXX 50 Weekly Index P5800	02/06/2026	(110.69)	(2,568)	0.00%
EURO STOXX 50 Weekly Index P5850	02/06/2026	(165.04)	(5,439)	0.00%
Nikkei 225 Index P32250	02/13/2026	(1,172.00)	(38)	0.00%
Nikkei 225 Index P32750	02/13/2026	(769.45)	(25)	0.00%
Nikkei 225 Index P33000	02/13/2026	(1,969.13)	(64)	0.00%
Nikkei 225 Index P33250	02/13/2026	(1,559.35)	(71)	0.00%
Nikkei 225 Index P33500	02/13/2026	(379.73)	(17)	0.00%
Nikkei 225 Index P33750	02/13/2026	(2,340.07)	(106)	0.00%
Nikkei 225 Index P35750	02/13/2026	(2,683.78)	(174)	0.00%
Nikkei 225 Index P36750	02/13/2026	(3,067.56)	(239)	0.00%
Nikkei 225 Index P37250	02/13/2026	(3,456.03)	(314)	0.00%
Nikkei 225 Index P37500	02/13/2026	(4,591.82)	(417)	0.00%
Nikkei 225 Index P37750	02/13/2026	(8,828.94)	(859)	0.00%
Nikkei 225 Index P38000	02/13/2026	(8,944.49)	(928)	0.00%
Nikkei 225 Index P38500	02/13/2026	(5,955.50)	(695)	0.00%
Nikkei 225 Index P39000	02/13/2026	(5,224.44)	(677)	0.00%
Nikkei 225 Index P39250	02/13/2026	(4,476.75)	(609)	0.00%
Nikkei 225 Index P39500	02/13/2026	(5,525.09)	(788)	0.00%
Nikkei 225 Index P39750	02/13/2026	(3,189.82)	(496)	0.00%
Nikkei 225 Index P40000	02/13/2026	(3,003.17)	(467)	0.00%
Nikkei 225 Index P40500	02/13/2026	(2,397.88)	(435)	0.00%
Nikkei 225 Index P41000	02/13/2026	(3,712.05)	(746)	0.00%
Nikkei 225 Index P41250	02/13/2026	(9,638.76)	(2,062)	0.00%
Nikkei 225 Index P41500	02/13/2026	(10,589.67)	(2,471)	0.00%
Nikkei 225 Index P41750	02/13/2026	(3,353.04)	(826)	0.00%
Nikkei 225 Index P42000	02/13/2026	(3,951.13)	(999)	0.00%
Nikkei 225 Index P42250	02/13/2026	(3,342.66)	(910)	0.00%
Nikkei 225 Index P42500	02/13/2026	(3,109.52)	(907)	0.00%
Nikkei 225 Index P43000	02/13/2026	(379.73)	(123)	0.00%
Nikkei 225 Index P44000	02/13/2026	(2,683.78)	(1,131)	0.00%
Nikkei 225 Index P44500	02/13/2026	(6,523.59)	(3,087)	0.00%
Nikkei 225 Index P44750	02/13/2026	(13,420.76)	(6,786)	0.00%
Nikkei 225 Index P45000	02/13/2026	(4,190.93)	(2,282)	0.00%
Nikkei 225 Index P45250	02/13/2026	(4,753.55)	(2,743)	0.00%
Nikkei 225 Index P46000	02/13/2026	(5,955.50)	(4,131)	0.00%
Nikkei 225 Index P46250	02/13/2026	(5,224.44)	(3,996)	0.00%
Nikkei 225 Index P46500	02/13/2026	(4,476.75)	(3,744)	0.00%
Nikkei 225 Index P46625	02/13/2026	(3,189.82)	(2,730)	0.00%
Nikkei 225 Index P46750	02/13/2026	(3,003.17)	(2,667)	0.00%
Nikkei 225 Index P46875	02/13/2026	(5,525.09)	(5,086)	0.00%
Nikkei 225 Index P47000	02/13/2026	(2,397.88)	(2,316)	0.00%
Nikkei 225 Index P47750	02/13/2026	(3,353.82)	(4,066)	0.00%
Nikkei 225 Index P47875	02/13/2026	(9,083.75)	(11,483)	0.00%
Nikkei 225 Index P48125	02/13/2026	(11,576.28)	(15,909)	-0.01%
Nikkei 225 Index P48250	02/13/2026	(5,872.97)	(8,490)	0.00%
VIX Index C21	02/18/2026	(43,480.94)	(60,939)	-0.02%
VIX Index C21.5	02/18/2026	(118,625.61)	(156,151)	-0.04%
VIX Index C22	02/18/2026	(154,979.95)	(192,485)	-0.05%
VIX Index C22.5	02/18/2026	(91,285.20)	(107,214)	-0.03%
VIX Index C23	02/18/2026	(169,736.26)	(189,454)	-0.05%
VIX Index C23.5	02/18/2026	(103,125.48)	(109,468)	-0.03%
VIX Index C24	02/18/2026	(102,626.66)	(103,807)	-0.03%
VIX Index C24.5	02/18/2026	(114,172.72)	(110,348)	-0.03%
VIX Index C25	02/18/2026	(149,756.20)	(139,872)	-0.04%
VIX Index C26	02/18/2026	(94,278.59)	(79,870)	-0.02%
VIX Index C27	02/18/2026	(100,510.84)	(78,733)	-0.02%
VIX Index C28	02/18/2026	(15,872.19)	(11,539)	0.00%
VIX Index C30	02/18/2026	(23,714.15)	(15,051)	-0.01%
VIX Index C31	02/18/2026	(974.20)	(579)	0.00%
VIX Index C37	02/18/2026	303,371.71	131,663	0.03%
VIX Index C40	02/18/2026	197,776.21	75,089	0.02%
VIX Index C42.5	02/18/2026	241,772.88	82,203	0.02%
VIX Index C45	02/18/2026	332,044.39	102,436	0.02%
VIX Index C47.5	02/18/2026	154,449.05	43,246	0.01%
VIX Index C50	02/18/2026	44,693.95	11,397	0.00%
VIX Index C55	02/18/2026	6,108.18	1,253	0.00%
VIX Index C60	02/18/2026	2,922.61	489	0.00%
FTSE 100 Index P8700	02/20/2026	(5.31)	(44)	0.00%
FTSE 100 Index P8725	02/20/2026	(10.66)	(95)	0.00%
FTSE 100 Index P8800	02/20/2026	(63.94)	(614)	0.00%
FTSE 100 Index P8875	02/20/2026	(79.39)	(817)	0.00%
FTSE 100 Index P8925	02/20/2026	(31.76)	(349)	0.00%
FTSE 100 Index P9000	02/20/2026	(52.86)	(653)	0.00%
FTSE 100 Index P9025	02/20/2026	(110.22)	(1,437)	0.00%
FTSE 100 Index P9075	02/20/2026	(57.62)	(791)	0.00%
FTSE 100 Index P9125	02/20/2026	(137.62)	(1,983)	0.00%
FTSE 100 Index P9150	02/20/2026	(288.90)	(4,361)	0.00%
FTSE 100 Index P9175	02/20/2026	(72.16)	(1,139)	0.00%
FTSE 100 Index P9225	02/20/2026	(63.88)	(1,052)	0.00%
FTSE 100 Index P9250	02/20/2026	(47.98)	(823)	0.00%
FTSE 100 Index P9275	02/20/2026	(67.69)	(1,207)	0.00%
FTSE 100 Index P9300	02/20/2026	(153.10)	(2,836)	0.00%
FTSE 100 Index P9325	02/20/2026	(9.07)	(174)	0.00%
FTSE 100 Index P9400	02/20/2026	(59.42)	(1,264)	0.00%
FTSE 100 Index P9425	02/20/2026	(39.16)	(887)	0.00%
FTSE 100 Index P9450	02/20/2026	(21.76)	(508)	0.00%
FTSE 100 Index P9500	02/20/2026	(6.04)	(153)	0.00%
FTSE 100 Index P9525	02/20/2026	(114.69)	(3,069)	0.00%
FTSE 100 Index P9550	02/20/2026	(31.02)	(851)	0.00%
FTSE 100 Index P9575	02/20/2026	(19.79)	(570)	0.00%
FTSE 100 Index P9600	02/20/2026	(22.69)	(685)	0.00%
FTSE 100 Index P9625	02/20/2026	(44.44)	(1,433)	0.00%
FTSE 100 Index P9650	02/20/2026	(10.96)	(369)	0.00%
FTSE 100 Index P9675	02/20/2026	(16.99)	(606)	0.00%
FTSE 100 Index P9700	02/20/2026	(47.01)	(1,774)	0.00%
FTSE 100 Index P9725	02/20/2026	(41.69)	(1,688)	0.00%
FTSE 100 Index P9750	02/20/2026	(6.85)	(296)	0.00%
FTSE 100 Index P9775	02/20/2026	(6.17)	(288)	0.00%
FTSE 100 Index P9800	02/20/2026	(13.64)	(683)	0.00%
FTSE 100 Index P9825	02/20/2026	(8.49)	(455)	0.00%
FTSE 100 Index P9850	02/20/2026	(5.79)	(330)	0.00%
Nikkei 225 Index P35000	03/13/2026	(3,200.73)	(1,286)	0.00%
Nikkei 225 Index P35500	03/13/2026	(2,198.06)	(955)	0.00%
Nikkei 225 Index P36000	03/13/2026	(394.85)	(187)	0.00%
Nikkei 225 Index P36250	03/13/2026	(6,728.13)	(3,315)	0.00%
Nikkei 225 Index P36500	03/13/2026	(7,682.94)	(3,935)	0.00%
Nikkei 225 Index P36750	03/13/2026	(583.65)	(310)	0.00%
Nikkei 225 Index P44500	03/13/2026	(5,398.79)	(10,499)	0.00%
Nikkei 225 Index P45250	03/13/2026	(6,337.04)	(14,378)	0.00%
Nikkei 225 Index P45500	03/13/2026	(6,707.36)	(15,871)	-0.01%
Nikkei 225 Index P45750	03/13/2026	(1,761.52)	(4,396)	0.00%
Nikkei 225 Index P46000	03/13/2026	(583.65)	(1,532)	0.00%
VIX Index C24	03/18/2026	(2,954.88)	(5,331)	0.00%
VIX Index C24.5	03/18/2026	(25,565.59)	(44,335)	-0.01%
VIX Index C25	03/18/2026	(10,941.02)	(18,213)	-0.01%
VIX Index C26	03/18/2026	(8,676.66)	(13,485)	0.00%
VIX Index C27	03/18/2026	(30,784.83)	(44,612)	-0.01%
VIX Index C29	03/18/2026	(8,676.66)	(11,186)	0.00%
VIX Index C30	03/18/2026	(30,784.83)	(37,404)	-0.01%
VIX Index C50	03/18/2026	101,366.06	53,690	0.01%
VIX Index C55	03/18/2026	17,018.41	7,573	0.00%
FTSE 100 Index P8600	03/20/2026	(7.21)	(168)	0.00%
FTSE 100 Index P8675	03/20/2026	(4.77)	(118)	0.00%
FTSE 100 Index P8700	03/20/2026	(9.60)	(244)	0.00%
FTSE 100 Index P8725	03/20/2026	(23.93)	(624)	0.00%
FTSE 100 Index P8800	03/20/2026	(14.40)	(405)	0.00%
FTSE 100 Index P8850	03/20/2026	(52.75)	(1,556)	0.00%
FTSE 100 Index P8925	03/20/2026	(19.09)	(616)	0.00%
FTSE 100 Index P9150	03/20/2026	(2.06)	(86)	0.00%
FTSE 100 Index P9225	03/20/2026	(2.74)	(126)	0.00%
FTSE 100 Index P9250	03/20/2026	(8.20)	(388)	0.00%
FTSE 100 Index P9300	03/20/2026	(4.11)	(206)	0.00%
FTSE 100 Index P9325	03/20/2026	(14.39)	(751)	0.00%
FTSE 100 Index P9350	03/20/2026	(0.68)	(36)	0.00%
FTSE 100 Index P9400	03/20/2026	(5.45)	(311)	0.00%
FTSE 100 Index P9425	03/20/2026	(1.03)	(61)	0.00%
FTSE 100 Index P9475	03/20/2026	(1.37)	(87)	0.00%
FTSE 100 Index P9500	03/20/2026	(4.10)	(270)	0.00%
FTSE 100 Index P9525	03/20/2026	(2.06)	(141)	0.00%
FTSE 100 Index P9550	03/20/2026	(7.20)	(514)	0.00%
FTSE 100 Index P9600	03/20/2026	(0.34)	(27)	0.00%
FTSE 100 Index P9625	03/20/2026	(2.73)	(223)	0.00%
Total Options Contracts			(1,332,635)	-0.32%
Cash
Cash			417,857,316	100.06%
Total Underlying Positions			$417,602,617	100.00%

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Aptus International Enhanced Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$412,808,476	$–	$–	$412,808,476
Money Market Funds	2,268,261	–	–	2,268,261
U.S. Treasury Bills	–	497,731	–	497,731
Total Investments	$415,076,737	$497,731	$–	$415,574,468

Other Financial Instruments:
Total Return Swaps*	$–	$6,469,472	$–	$6,469,472
Total Other Financial Instruments	$–	$6,469,472	$–	$6,469,472

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of January 31, 2026.

Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.